Equity (Details)								12 Months Ended
	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 25, 2023 CNY (¥) shares	Apr. 25, 2023 USD ($) $ / shares shares	Mar. 16, 2023 $ / shares shares	Feb. 16, 2023 $ / shares shares	Sep. 09, 2022 USD ($) shares	Sep. 07, 2022 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 06, 2022 shares	Jun. 10, 2022 shares	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)
Equity [Line Items]
Consideration amount (in Dollars) | $
Reverse stock split					1 for 1.25
Share issuance	1,250,000								6,409,600					6,409,600
Ordinary shares prior to reverse stock									6,409,600					6,409,600
Stocks divided				20,000,000
Forward stock split				1 to 1.25
Net proceeds (in Dollars) | $	$ 4,860,000
Issuance of price per share (in Dollars per share) | $ / shares	$ 4
Partial exercise of over-allotment option (in Dollars) | $	$ 102,223
Shares issued									2,000,000					2,000,000
Warrant issued		37,500	37,500
Warrant exercise price per share (in Dollars per share) | $ / shares			$ 4
Warrant evaluated		¥ 360,874	$ 50,591
Capital injection												¥ 2,450,000	$ 345,913		¥ 200,000	$ 28,238			¥ 24,680,000	$ 3,484,547	¥ 24,680,000	$ 3,484,547
Total dividend declared								¥ 6,839,000			$ 965,592										¥ 18,770,000	$ 2,650,119	¥ 18,770,000	$ 2,650,119
Dividends payable, current								11,931,000			1,684,527												¥ 6,839,000
Individual shareholders (in Yuan Renminbi) | ¥									¥ 4,993,500
Dividend outstanding								¥ 6,937,500	¥ 6,937,500		979,499			$ 979,499
After-tax net income percentage								(3.40%)	65.20%	14.30%
Percentage of reserve								50.00%
Net assets								¥ 5,800,000			$ 800,000
Minimum [Member]
Equity [Line Items]
Share authorized				400,000,000	400,000,000
Maximum [Member]
Equity [Line Items]
Share issuance				13,590,400
Ordinary shares prior to reverse stock				13,590,400
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares					10,872,320	2,000,000		480,000,000			480,000,000							9,420,000
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001			$ 0.0001
Issuance ordinary shares																	1,370,400
Granted shares							800,000
Consideration amount (in Dollars) | $						$ 5,000,000
Share issuance								14,942,623	13,590,400		14,942,623			13,590,400
Ordinary shares prior to reverse stock								14,942,623	13,590,400		14,942,623			13,590,400
Share outstanding					10,872,320
Share authorized								480,000,000	480,000,000		480,000,000			480,000,000
Stocks divided				480,000,000	384,000,000
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Share issuance				10,872,320
Ordinary shares prior to reverse stock				10,872,320
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares					5,127,680			20,000,000			20,000,000							6,409,600
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001			$ 0.0001
Share issuance								6,409,600	6,409,600		6,409,600			6,409,600
Ordinary shares prior to reverse stock								6,409,600	6,409,600		6,409,600			6,409,600
Share outstanding					5,127,680
Share authorized								20,000,000	20,000,000		20,000,000			20,000,000
Stocks divided					16,000,000
Class B Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Share issuance				5,127,680
Ordinary shares prior to reverse stock				5,127,680
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Share issuance				6,409,600
Ordinary shares prior to reverse stock				6,409,600
Common Stock [Member] | Maximum [Member]
Equity [Line Items]
Share authorized				500,000,000	500,000,000
Jayud Global Logistics Ltd [Member]
Equity [Line Items]
After-tax net income percentage								10.00%
Jayud Global Logistics Ltd [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Jayud Global Logistics Ltd [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.000125
Jayud Global Logistics Ltd [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Share issuance					13,590,400
Ordinary shares prior to reverse stock					13,590,400
Jayud Global Logistics Ltd [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001							$ 0.0001
Share issuance					6,409,600
Ordinary shares prior to reverse stock					6,409,600
Jayud Global Logistics Ltd [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.000125